Derivative Instruments (Schedule of Net Losses on Gas Commodity Swap Contracts) (Details) (Cash Flow Hedges, Designated as Hedging Instrument, Commodity Contract, USD $)
In Millions, unless otherwise specified
12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Derivative Instruments, (Loss) Gain [Line Items]
Net losses on commodity swap contracts	$ 1.1	$ 3.2	$ 3.2
Cost of Sales
Derivative Instruments, (Loss) Gain [Line Items]
Net losses on commodity swap contracts	0.3	0.9	0.8
Selling, general and administrative
Derivative Instruments, (Loss) Gain [Line Items]
Net losses on commodity swap contracts	$ 0.8	$ 2.3	$ 2.4